Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Income (loss) for the year	$ (1,782)	$ (1,348)	$ 435
Adjustments to reconcile net income (loss) to net cash used in operating activities (a)	1,075	447	(1,484)
Net cash used in operating activities	(707)	(901)	(1,049)
Cash flows from investing activities:
Interest from bank deposit	41	36	8
Net cash provided by investing activities	41	36	8
Cash flows from financing activities:
Exercise of warrants			385
Net cash provided by financing activities			385
Decrease in cash and cash equivalents	(666)	(865)	(656)
Losses from exchange rate differences on cash and cash equivalents	(27)	(10)	(6)
Cash and cash equivalents at beginning of year	2,094	2,969	3,631
Cash and cash equivalents at end of year	1,401	2,094	2,969
Income and expenses not involving operating cash flows:
Depreciation		1	1
Revaluation of marketable securities	1,022	1,531	(747)
Revaluation of warrants		(1,054)	(719)
Share-based payment expense	3	14	37
Losses from exchange rate differences on cash and cash equivalents	27	10	6
Interest income	(41)	(36)	(8)
Net income and expenses not involving operating cash flows	1,011	466	(1,430)
Changes in operating asset and liability items:
Decrease (increase) in prepaid expenses and other current assets	45	25	(31)
Increase (decrease) in accounts payable	19	(44)	(23)
Net operating asset and liability	64	(19)	(54)
Net cash provided by (used in) operating activities	1,075	447	(1,484)
(b) Non-cash activities:
Exercise of warrants			$ 864